MARKETABLE SECURITIES - (Schedule of continuous unrealized loss position and fair value) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Gross unrealized losses Continuous unrealized loss position for less than 12 months	$ (590)	$ (5,779)
Gross unrealized losses continuous unrealized loss position for more than 12 months	(5,236)	(8,450)
Gross unrealized losses	(5,826)	(14,229)
Fair value of continuous unrealized loss position for less than 12 months	186,910	257,850
Fair value of continuous unrealized loss position for more than 12 months	190,560	218,082
Fair value	$ 377,470	$ 475,932